UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q/A

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07899 and 811-07885

Name of Fund:  BlackRock S&P 500 Index Fund of BlackRock Index Funds, Inc. and Master S&P 500 Index Series of Quantitative Master Series LLC

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock S&P 500 Index Fund of BlackRock Index Funds, Inc. and Master S&P 500 Index Series of Quantitative Master Series LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2009

Date of reporting period: 03/31/2009

Item 1 – Schedule of Investments

BlackRock S&P 500 Index Fund of BlackRock Index Funds, Inc.

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Mutual Fund	Beneficial Interest (000)	Value

Master S&P 500 Index Series of Quantitative Master Series LLC	$1,249,493	$1,269,977,528

Total Investments (Cost - $1,483,240,517) - 100.1%		1,269,977,528
Liabilities in Excess of Other Assets - (0.1)%		(815,107)

Net Assets - 100.0%		$1,269,162,421

•

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”) clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	—
Level 2	$1,269,977,528
Level 3	—

Total	$1,269,977,528

Master S&P 500 Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Aerospace & Defense - 2.6%	Boeing Co.	180,561	$6,424,360
	General Dynamics Corp.	96,057	3,995,011
	Goodrich Corp.	30,349	1,149,924
	Honeywell International, Inc.	178,974	4,986,216
	L-3 Communications Holdings, Inc.	29,467	1,997,863
	Lockheed Martin Corp.	82,051	5,663,981
	Northrop Grumman Corp.	80,562	3,515,726
	Precision Castparts Corp.	34,400	2,060,560
	Raytheon Co.	101,383	3,947,854
	Rockwell Collins, Inc.	39,016	1,273,482
	United Technologies Corp.	234,211	10,066,389

			45,081,366

Air Freight & Logistics - 1.1%	C.H. Robinson Worldwide, Inc.	41,692	1,901,572
	Expeditors International Washington, Inc.	52,300	1,479,567
	FedEx Corp.	76,756	3,414,874
	United Parcel Service, Inc. Class B	245,787	12,097,636

			18,893,649

Airlines - 0.1%	Southwest Airlines Co.	182,370	1,154,402

Auto Components - 0.1%	The Goodyear Tire & Rubber Co. (a)	61,083	382,380
	Johnson Controls, Inc.	146,470	1,757,640

			2,140,020

Automobiles - 0.1%	Ford Motor Co. (a)(b)	588,874	1,548,739
	General Motors Corp. (b)	155,498	301,666
	Harley-Davidson, Inc. (b)	58,629	785,042

			2,635,447

Beverages - 2.7%	Brown-Forman Corp. Class B	23,791	923,804
	The Coca-Cola Co.	491,583	21,605,073
	Coca-Cola Enterprises, Inc.	78,223	1,031,761
	Constellation Brands, Inc. Class A (a)	47,056	559,966
	Dr. Pepper Snapple Group, Inc. (a)	61,300	1,036,583
	Molson Coors Brewing Co. Class B	36,700	1,258,076
	Pepsi Bottling Group, Inc.	33,373	738,878
	PepsiCo, Inc. (b)	384,324	19,785,000

			46,939,141

Biotechnology - 2.1%	Amgen, Inc. (a)	257,240	12,738,525
	Biogen Idec, Inc. (a)	72,022	3,775,393
	Celgene Corp. (a)	112,936	5,014,358
	Cephalon, Inc. (a)(b)	16,900	1,150,890
	Genzyme Corp. (a)	66,623	3,956,740
	Gilead Sciences, Inc. (a)	226,582	10,495,278

			37,131,184

Building Products - 0.0%	Masco Corp.	90,807	633,833

Capital Markets - 2.5%	Ameriprise Financial, Inc.	53,373	1,093,613
	The Bank of New York Mellon Corp.	282,677	7,985,625
	The Charles Schwab Corp.	230,594	3,574,207
	E*Trade Financial Corp. (a)(b)	152,682	195,433

Master S&P 500 Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Federated Investors, Inc. Class B	21,848	$486,336
	Franklin Resources, Inc.	37,322	2,010,536
	The Goldman Sachs Group, Inc.	114,043	12,090,839
	Invesco Ltd. (c)	94,900	1,315,314
	Janus Capital Group, Inc.	41,332	274,858
	Legg Mason, Inc.	35,054	557,359
	Morgan Stanley	262,833	5,984,707
	Northern Trust Corp.	54,961	3,287,767
	State Street Corp.	106,415	3,275,454
	T. Rowe Price Group, Inc. (b)	63,740	1,839,536

			43,971,584

Chemicals - 2.0%	Air Products & Chemicals, Inc.	51,618	2,903,512
	CF Industries Holdings, Inc.	11,800	839,334
	The Dow Chemical Co.	227,753	1,919,958
	E.I. du Pont de Nemours & Co.	222,337	4,964,785
	Eastman Chemical Co.	17,962	481,382
	Ecolab, Inc.	41,395	1,437,648
	International Flavors & Fragrances, Inc.	18,964	577,643
	Monsanto Co.	135,272	11,241,103
	PPG Industries, Inc.	40,547	1,496,184
	Praxair, Inc.	75,957	5,111,147
	Rohm & Haas Co.	30,226	2,383,018
	Sigma-Aldrich Corp.	30,945	1,169,412

			34,525,126

Commercial Banks - 1.9%	BB&T Corp. (b)	136,196	2,304,436
	Comerica, Inc.	38,043	696,567
	Fifth Third Bancorp (b)	148,897	434,779
	First Horizon National Corp.	52,082	559,355
	Huntington Bancshares, Inc. (b)	97,829	162,396
	KeyCorp	122,082	960,785
	M&T Bank Corp. (b)	19,066	862,546
	Marshall & Ilsley Corp.	64,321	362,127
	The PNC Financial Services Group, Inc. (d)	105,639	3,094,166
	Regions Financial Corp.	174,648	744,000
	SunTrust Banks, Inc.	87,311	1,025,031
	U.S. Bancorp	432,311	6,316,064
	Wells Fargo & Co. (b)	1,046,547	14,902,829
	Zions Bancorporation (b)	29,730	292,246

			32,717,327

Commercial Services & Supplies - 0.5%	Avery Dennison Corp.	25,612	572,172
	Cintas Corp.	32,497	803,326
	Iron Mountain, Inc. (a)	44,300	982,131
	Pitney Bowes, Inc.	50,862	1,187,628
	R.R. Donnelley & Sons Co.	49,522	362,996
	Republic Services, Inc. Class A	79,199	1,358,263
	Stericycle, Inc. (a)	21,100	1,007,103
	Waste Management, Inc.	120,895	3,094,912

			9,368,531

Master S&P 500 Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Communications Equipment - 2.9%	Ciena Corp. (a)	24,201	$188,284
	Cisco Systems, Inc. (a)	1,441,604	24,175,699
	Corning, Inc.	382,949	5,081,733
	Harris Corp.	33,200	960,808
	JDS Uniphase Corp. (a)	53,272	173,134
	Juniper Networks, Inc. (a)	130,083	1,959,050
	Motorola, Inc.	558,508	2,362,489
	QUALCOMM, Inc.	407,801	15,867,537
	Tellabs, Inc. (a)	96,284	440,981

			51,209,715

Computers & Peripherals - 5.1%	Apple, Inc. (a)	219,903	23,116,203
	Dell, Inc. (a)	426,421	4,042,471
	EMC Corp. (a)	502,638	5,730,073
	Hewlett-Packard Co.	594,711	19,066,435
	International Business Machines Corp.	331,291	32,098,785
	Lexmark International, Inc. Class A (a)	19,344	326,333
	NetApp, Inc. (a)	81,400	1,207,976
	QLogic Corp. (a)	30,981	344,509
	SanDisk Corp. (a)	55,847	706,465
	Sun Microsystems, Inc. (a)	182,132	1,333,206
	Teradata Corp. (a)	43,400	703,948

			88,676,404

Construction & Engineering - 0.1%	Fluor Corp.	44,736	1,545,629
	Jacobs Engineering Group, Inc. (a)	30,300	1,171,398

			2,717,027

Construction Materials - 0.1%	Vulcan Materials Co. (b)	27,172	1,203,448

Consumer Finance - 0.4%	American Express Co.	285,774	3,895,100
	Capital One Financial Corp.	97,819	1,197,305
	Discover Financial Services, Inc.	118,366	746,889
	SLM Corp. (a)	115,273	570,601

			6,409,895

Containers & Packaging - 0.2%	Ball Corp.	23,333	1,012,652
	Bemis Co.	24,130	506,006
	Owens-Illinois, Inc. (a)	41,200	594,928
	Pactiv Corp. (a)	32,489	474,015
	Sealed Air Corp.	38,187	526,981

			3,114,582

Distributors - 0.1%	Genuine Parts Co.	39,397	1,176,394

Diversified Consumer Services - 0.2%	Apollo Group, Inc. Class A (a)	26,231	2,054,674
	H&R Block, Inc.	83,536	1,519,520

			3,574,194

Diversified Financial Services - 2.7%	Bank of America Corp. (b)	1,580,852	10,781,411
	CIT Group, Inc.	87,189	248,489
	CME Group, Inc.	16,505	4,066,667
	Citigroup, Inc. (b)	1,342,979	3,397,737
	IntercontinentalExchange, Inc. (a)	17,800	1,325,566

Master S&P 500 Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	JPMorgan Chase & Co.	928,047	$24,667,489
	Leucadia National Corp. (b)	43,700	650,693
	Moody’s Corp.	47,955	1,099,129
	The NASDAQ Stock Market, Inc. (a)	33,600	657,888
	NYSE Euronext	65,300	1,168,870

			48,063,939

Diversified Telecommunication Services - 3.6%	AT&T Inc.	1,455,391	36,675,853
	CenturyTel, Inc. (b)	25,615	720,294
	Embarq Corp.	34,756	1,315,515
	Frontier Communications Corp.	75,304	540,683
	Qwest Communications International, Inc. (b)	361,126	1,235,051
	Verizon Communications, Inc.	701,457	21,184,001
	Windstream Corp.	108,940	878,056

			62,549,453

Electric Utilities - 2.4%	Allegheny Energy, Inc.	42,318	980,508
	American Electric Power Co., Inc.	99,455	2,512,233
	Duke Energy Corp.	311,834	4,465,463
	Edison International	80,347	2,314,797
	Entergy Corp.	46,670	3,177,760
	Exelon Corp.	162,511	7,376,374
	FPL Group, Inc.	100,764	5,111,758
	FirstEnergy Corp.	75,134	2,900,172
	Northeast Utilities, Inc.	38,695	835,425
	PPL Corp.	90,669	2,603,107
	Pepco Holdings, Inc.	55,884	697,432
	Pinnacle West Capital Corp.	25,758	684,132
	Progress Energy, Inc.	68,360	2,478,734
	Progress Energy, Inc. (a)	900	225
	The Southern Co.	190,900	5,845,358

			41,983,478

Electrical Equipment - 0.4%	Cooper Industries Ltd. Class A	42,750	1,105,515
	Emerson Electric Co.	189,030	5,402,477
	Rockwell Automation, Inc.	34,911	762,456

			7,270,448

Electronic Equipment & Instruments - 0.3%	Agilent Technologies, Inc. (a)	86,349	1,327,184
	Amphenol Corp. Class A	42,500	1,210,825
	Flir Systems, Inc. (a)	34,500	706,560
	Jabil Circuit, Inc.	50,986	283,482
	Molex, Inc.	34,040	467,710
	Tyco Electronics Ltd.	112,901	1,246,427

			5,242,188

Energy Equipment & Services - 1.5%	BJ Services Co.	72,033	716,728
	Baker Hughes, Inc.	75,845	2,165,375
	Cameron International Corp. (a)	54,100	1,186,413
	Diamond Offshore Drilling, Inc. (b)	17,100	1,074,906
	ENSCO International, Inc.	35,009	924,238
	Halliburton Co.	220,251	3,407,283

Master S&P 500 Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Nabors Industries Ltd. (a)	70,179	$701,088
	National Oilwell Varco, Inc. (a)	102,790	2,951,101
	Rowan Cos., Inc.	28,840	345,215
	Schlumberger Ltd.	295,390	11,998,742
	Smith International, Inc.	54,001	1,159,941

			26,631,030

Food & Staples Retailing - 3.4%	CVS Caremark Corp.	359,452	9,881,335
	Costco Wholesale Corp.	106,424	4,929,560
	The Kroger Co.	160,841	3,413,046
	SUPERVALU, Inc.	52,210	745,559
	SYSCO Corp.	147,715	3,367,902
	Safeway, Inc.	105,710	2,134,285
	Wal-Mart Stores, Inc.	552,109	28,764,879
	Walgreen Co.	243,944	6,332,786
	Whole Foods Market, Inc. (b)	34,682	582,658

			60,152,010

Food Products - 1.8%	Archer-Daniels-Midland Co.	158,018	4,389,740
	Campbell Soup Co.	50,762	1,388,848
	ConAgra Foods, Inc.	110,220	1,859,411
	Dean Foods Co. (a)	37,949	686,118
	General Mills, Inc.	82,360	4,108,117
	H.J. Heinz Co.	77,507	2,562,381
	The Hershey Co.	40,946	1,422,874
	Hormel Foods Corp.	17,000	539,070
	The J.M. Smucker Co.	29,200	1,088,284
	Kellogg Co.	62,086	2,274,210
	Kraft Foods, Inc.	362,851	8,087,949
	McCormick & Co., Inc.	31,448	929,917
	Sara Lee Corp.	171,005	1,381,720
	Tyson Foods, Inc. Class A	74,545	699,978

			31,418,617

Gas Utilities - 0.1%	EQT Corp.	32,300	1,011,959
	Nicor, Inc.	10,958	364,134
	Questar Corp.	42,796	1,259,486

			2,635,579

Health Care Equipment & Supplies - 2.3%	Baxter International, Inc.	152,777	7,825,238
	Becton Dickinson & Co.	59,924	4,029,290
	Boston Scientific Corp. (a)	370,013	2,941,603
	C.R. Bard, Inc.	24,506	1,953,618
	Covidien Ltd.	124,101	4,125,117
	Dentsply International, Inc.	36,800	988,080
	Hospira, Inc. (a)	38,527	1,188,943
	Intuitive Surgical, Inc. (a)(b)	9,645	919,747
	Medtronic, Inc.	276,157	8,138,347
	St. Jude Medical, Inc. (a)	84,815	3,081,329
	Stryker Corp.	59,739	2,033,516

Master S&P 500 Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Varian Medical Systems, Inc. (a)	30,609	$931,738
	Zimmer Holdings, Inc. (a)	55,310	2,018,815

			40,175,381

Health Care Providers & Services - 2.0%	Aetna, Inc.	113,611	2,764,156
	AmerisourceBergen Corp.	38,491	1,257,116
	Cardinal Health, Inc.	88,616	2,789,632
	Cigna Corp.	67,757	1,191,846
	Coventry Health Care, Inc. (a)	36,799	476,179
	DaVita, Inc. (a)	25,600	1,125,120
	Express Scripts, Inc. (a)	60,970	2,814,985
	Humana, Inc. (a)	41,584	1,084,511
	Laboratory Corp. of America Holdings (a)	26,623	1,557,179
	McKesson Corp.	67,991	2,382,405
	Medco Health Solutions, Inc. (a)	122,736	5,073,906
	Patterson Cos., Inc. (a)	22,566	425,595
	Quest Diagnostics, Inc.	39,042	1,853,714
	Tenet Healthcare Corp. (a)	100,485	116,563
	UnitedHealth Group, Inc.	297,745	6,231,803
	WellPoint, Inc. (a)	124,934	4,743,744

			35,888,454

Health Care Technology - 0.0%	IMS Health, Inc.	44,001	548,692

Hotels, Restaurants & Leisure - 1.5%	Carnival Corp.	107,685	2,325,996
	Darden Restaurants, Inc.	34,259	1,173,713
	International Game Technology	72,768	670,921
	Marriott International, Inc. Class A	72,319	1,183,139
	McDonald’s Corp.	275,001	15,006,805
	Starbucks Corp. (a)	181,291	2,014,143
	Starwood Hotels & Resorts Worldwide, Inc.	46,111	585,610
	Wyndham Worldwide Corp.	47,085	197,757
	Wynn Resorts Ltd. (a)(b)	15,200	303,544
	Yum! Brands, Inc.	113,982	3,132,225

			26,593,853

Household Durables - 0.3%	Black & Decker Corp.	15,207	479,933
	Centex Corp.	32,354	242,655
	D.R. Horton, Inc.	68,011	659,707
	Fortune Brands, Inc.	36,951	907,147
	Harman International Industries, Inc.	14,157	191,544
	KB Home	18,191	239,757
	Leggett & Platt, Inc.	37,752	490,398
	Lennar Corp. Class A	36,491	274,047
	Newell Rubbermaid, Inc.	66,933	427,033
	Pulte Homes, Inc.	52,725	576,284
	Snap-On, Inc.	13,879	348,363
	The Stanley Works	18,989	552,960
	Whirlpool Corp. (b)	18,597	550,285

			5,940,113

Household Products - 2.7%	Clorox Co.	34,237	1,762,521
	Colgate-Palmolive Co.	124,384	7,336,168

Master S&P 500 Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Kimberly-Clark Corp.	101,955	$4,701,145
	The Procter & Gamble Co.	723,894	34,088,168

			47,888,002

IT Services - 1.1%	Affiliated Computer Services, Inc. Class A (a)	24,038	1,151,180
	Automatic Data Processing, Inc.	125,143	4,400,028
	Cognizant Technology Solutions Corp. (a)	71,802	1,492,764
	Computer Sciences Corp. (a)	37,351	1,376,011
	Convergys Corp. (a)	29,581	239,014
	Fidelity National Information Services, Inc.	46,864	852,925
	Fiserv, Inc. (a)	39,482	1,439,514
	MasterCard, Inc. Class A (b)	17,833	2,986,671
	Paychex, Inc.	79,179	2,032,525
	Total System Services, Inc.	47,600	657,356
	The Western Union Co.	176,353	2,216,757

			18,844,745

Independent Power Producers & Energy Traders - 0.1%	The AES Corp. (a)	167,063	970,636
	Constellation Energy Group, Inc.	48,149	994,758
	Dynegy, Inc. Class A (a)	133,751	188,589

			2,153,983

Industrial Conglomerates - 2.0%	3M Co.	171,385	8,521,262
	General Electric Co.	2,607,937	26,366,243
	Textron, Inc.	62,038	356,098

			35,243,603

Insurance - 2.1%	AON Corp.	66,531	2,715,795
	Aflac, Inc.	114,874	2,223,961
	The Allstate Corp.	132,100	2,529,715
	American International Group, Inc. (b)	672,793	672,793
	Assurant, Inc.	29,052	632,752
	Chubb Corp.	87,697	3,711,337
	Cincinnati Financial Corp.	39,262	897,922
	Genworth Financial, Inc. Class A	114,475	217,503
	Hartford Financial Services Group, Inc.	81,924	643,103
	Lincoln National Corp.	63,131	422,346
	Loews Corp.	89,270	1,972,867
	MBIA, Inc. (a)(b)	46,659	213,698
	Marsh & McLennan Cos., Inc.	126,760	2,566,890
	MetLife, Inc.	199,646	4,545,939
	Principal Financial Group, Inc.	63,998	523,504
	The Progressive Corp.	166,547	2,238,392
	Prudential Financial, Inc.	104,539	1,988,332
	Torchmark Corp.	21,020	551,355
	The Travelers Cos., Inc.	144,046	5,854,029
	UnumProvident Corp.	81,667	1,020,838
	XL Capital Ltd. Class A	87,135	475,757

			36,618,828

Internet & Catalog Retail - 0.4%	Amazon.com, Inc. (a)	79,260	5,820,854
	Expedia, Inc. (a)	50,700	460,356

			6,281,210

Master S&P 500 Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Internet Software & Services - 1.7%	Akamai Technologies, Inc. (a)	41,700	$808,980
	eBay, Inc. (a)	264,288	3,319,457
	Google, Inc. Class A (a)	59,179	20,597,843
	VeriSign, Inc. (a)	47,873	903,364
	Yahoo!, Inc. (a)	341,940	4,380,251

			30,009,895

Leisure Equipment & Products - 0.1%	Eastman Kodak Co.	65,027	247,103
	Hasbro, Inc.	30,604	767,242
	Mattel, Inc.	88,388	1,019,114

			2,033,459

Life Sciences Tools & Services - 0.4%	Life Technologies Corp. (a)	42,567	1,382,576
	Millipore Corp. (a)	13,683	785,541
	PerkinElmer, Inc.	28,561	364,724
	Thermo Fisher Scientific, Inc. (a)	103,566	3,694,199
	Waters Corp. (a)	23,769	878,265

			7,105,305

Machinery - 1.5%	Caterpillar, Inc.	148,616	4,155,303
	Cummins, Inc.	49,662	1,263,898
	Danaher Corp.	63,051	3,418,625
	Deere & Co.	105,208	3,458,187
	Dover Corp.	45,887	1,210,499
	Eaton Corp.	40,623	1,497,364
	Flowserve Corp.	13,900	780,068
	ITT Corp.	44,782	1,722,764
	Illinois Tool Works, Inc.	97,029	2,993,345
	Ingersoll-Rand Co. Class A	78,655	1,085,439
	Manitowoc Co.	35,200	115,104
	PACCAR, Inc.	89,377	2,302,352
	Pall Corp.	28,575	583,787
	Parker Hannifin Corp.	39,768	1,351,317

			25,938,052

Media - 2.4%	CBS Corp. Class B	167,712	644,014
	Comcast Corp. Class A	711,366	9,703,032
	The DIRECTV Group, Inc. (a)(b)	133,968	3,053,131
	Gannett Co., Inc. (b)	55,225	121,495
	Interpublic Group of Cos., Inc. (a)	115,246	474,814
	The McGraw-Hill Cos., Inc.	77,501	1,772,448
	Meredith Corp.	8,745	145,517
	The New York Times Co. Class A (b)	28,198	127,455
	News Corp. Class A	566,693	3,751,508
	Omnicom Group, Inc.	76,614	1,792,768
	Scripps Networks Interactive	21,800	490,718
	Time Warner Cable, Inc. (b)	41,799	2,260,082
	Time Warner, Inc.	294,599	5,685,761
	Viacom, Inc. Class B (a)	151,229	2,628,360

Master S&P 500 Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Walt Disney Co.	458,440	$8,325,270
	The Washington Post Co. Class B	1,450	517,795

			41,494,168

Metals & Mining - 0.9%	AK Steel Holding Corp.	29,100	207,192
	Alcoa, Inc.	226,428	1,661,981
	Allegheny Technologies, Inc.	23,813	522,219
	Freeport-McMoRan Copper & Gold, Inc. Class B	101,275	3,859,590
	Newmont Mining Corp.	119,377	5,343,315
	Nucor Corp.	77,331	2,951,724
	Titanium Metals Corp.	20,700	113,229
	United States Steel Corp. (b)	29,331	619,764

			15,279,014

Multi-Utilities - 1.5%	Ameren Corp.	51,162	1,186,447
	CMS Energy Corp.	57,731	683,535
	CenterPoint Energy, Inc.	87,758	915,316
	Consolidated Edison, Inc.	67,502	2,673,754
	DTE Energy Co.	39,353	1,090,078
	Dominion Resources, Inc.	143,218	4,438,326
	Integrys Energy Group, Inc.	19,470	506,999
	NiSource, Inc.	70,015	686,147
	PG&E Corp.	88,931	3,398,943
	Public Service Enterprise Group, Inc.	124,700	3,674,909
	SCANA Corp.	28,300	874,187
	Sempra Energy	60,038	2,776,157
	TECO Energy, Inc. (b)	54,216	604,508
	Wisconsin Energy Corp.	28,900	1,189,813
	Xcel Energy, Inc.	110,726	2,062,825

			26,761,944

Multiline Retail - 0.8%	Big Lots, Inc. (a)	20,882	433,928
	Family Dollar Stores, Inc.	34,433	1,149,029
	J.C. Penney Co., Inc.	54,854	1,100,920
	Kohl’s Corp. (a)	75,054	3,176,285
	Macy’s, Inc.	103,766	923,517
	Nordstrom, Inc. (b)	39,332	658,811
	Sears Holdings Corp. (a)(b)	13,777	629,747
	Target Corp.	185,464	6,378,107

			14,450,344

Office Electronics - 0.1%	Xerox Corp.	209,361	952,593

Oil, Gas & Consumable Fuels - 11.2%	Anadarko Petroleum Corp.	113,087	4,397,953
	Apache Corp.	82,503	5,287,617
	Cabot Oil & Gas Corp. Class A	25,500	601,035
	Chesapeake Energy Corp.	135,661	2,314,377
	Chevron Corp.	495,029	33,285,750
	ConocoPhillips	367,205	14,379,748
	Consol Energy, Inc.	44,648	1,126,916
	Devon Energy Corp.	108,864	4,865,132
	EOG Resources, Inc.	61,522	3,368,945

Master S&P 500 Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	El Paso Corp.	172,859	$1,080,369
	Exxon Mobil Corp. (e)	1,220,327	83,104,269
	Hess Corp.	69,884	3,787,713
	Marathon Oil Corp.	173,858	4,570,727
	Massey Energy Co.	22,200	224,664
	Murphy Oil Corp.	46,959	2,102,354
	Noble Energy, Inc.	42,600	2,295,288
	Occidental Petroleum Corp.	200,119	11,136,622
	Peabody Energy Corp.	65,742	1,646,180
	Pioneer Natural Resources Co.	29,100	479,277
	Range Resources Corp.	38,300	1,576,428
	Southwestern Energy Co. (a)	84,600	2,511,774
	Spectra Energy Corp.	154,061	2,178,423
	Sunoco, Inc.	28,808	762,836
	Tesoro Corp.	35,000	471,450
	Valero Energy Corp.	127,160	2,276,164
	Williams Cos., Inc.	142,667	1,623,550
	XTO Energy, Inc.	142,103	4,351,194

			195,806,755

Paper & Forest Products - 0.2%	International Paper Co.	107,584	757,391
	MeadWestvaco Corp.	41,315	495,367
	Weyerhaeuser Co.	52,112	1,436,728

			2,689,486

Personal Products - 0.2%	Avon Products, Inc.	105,058	2,020,265
	The Estée Lauder Cos., Inc. Class A	28,632	705,779

			2,726,044

Pharmaceuticals - 8.1%	Abbott Laboratories	382,254	18,233,516
	Allergan, Inc.	75,808	3,620,590
	Bristol-Myers Squibb Co.	488,831	10,715,175
	Eli Lilly & Co. (b)	249,656	8,341,007
	Forest Laboratories, Inc. (a)	74,274	1,631,057
	Johnson & Johnson	683,037	35,927,746
	King Pharmaceuticals, Inc. (a)	60,873	430,372
	Merck & Co., Inc.	520,825	13,932,069
	Mylan, Inc. (a)(b)	75,143	1,007,668
	Pfizer, Inc.	1,665,730	22,687,243
	Schering-Plough Corp.	401,622	9,458,198
	Watson Pharmaceuticals, Inc. (a)	25,807	802,856
	Wyeth	328,834	14,153,015

			140,940,512

Professional Services - 0.2%	Dun & Bradstreet Corp.	13,300	1,024,100
	Equifax, Inc.	31,154	761,715
	Monster Worldwide, Inc. (a)	29,751	242,471
	Robert Half International, Inc.	38,292	682,746

			2,711,032

Real Estate Investment Trusts (REITs) - 0.8%	Apartment Investment & Management Co. Class A	31,370	171,908
	AvalonBay Communities, Inc.	20,027	942,471

Master S&P 500 Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Boston Properties, Inc.	29,846	$1,045,505
	Equity Residential	67,036	1,230,111
	HCP, Inc. (b)	62,300	1,112,055
	Health Care REIT, Inc.	28,000	856,520
	Host Marriott Corp.	132,795	520,556
	Kimco Realty Corp.	59,141	450,654
	Plum Creek Timber Co., Inc. (b)	41,130	1,195,649
	ProLogis (b)	68,164	443,066
	Public Storage	30,946	1,709,767
	Simon Property Group, Inc.	60,886	2,109,091
	Ventas, Inc.	36,000	813,960
	Vornado Realty Trust (b)	33,822	1,124,243

			13,725,556

Real Estate Management & Development - 0.0%	CB Richard Ellis Group, Inc. (a)	46,591	187,762

Road & Rail - 0.9%	Burlington Northern Santa Fe Corp.	69,202	4,162,500
	CSX Corp.	97,210	2,512,878
	Norfolk Southern Corp.	91,302	3,081,443
	Ryder System, Inc.	14,247	403,333
	Union Pacific Corp.	124,810	5,130,939

			15,291,093

Semiconductors & Semiconductor Equipment - 2.5%	Advanced Micro Devices, Inc. (a)(b)	147,182	448,905
	Altera Corp.	73,404	1,288,240
	Analog Devices, Inc.	71,798	1,383,547
	Applied Materials, Inc.	330,680	3,554,810
	Broadcom Corp. Class A (a)	108,064	2,159,119
	Intel Corp.	1,373,553	20,671,973
	KLA-Tencor Corp.	41,666	833,320
	LSI Corp. (a)	155,975	474,164
	Linear Technology Corp.	54,669	1,256,294
	MEMC Electronic Materials, Inc. (a)	55,400	913,546
	Microchip Technology, Inc. (b)	44,900	951,431
	Micron Technology, Inc. (a)(b)	188,343	764,673
	National Semiconductor Corp.	49,734	510,768
	Novellus Systems, Inc. (a)	24,192	402,313
	Nvidia Corp. (a)	132,411	1,305,572
	Teradyne, Inc. (a)	41,061	179,847
	Texas Instruments, Inc.	319,412	5,273,492
	Xilinx, Inc.	67,526	1,293,798

			43,665,812

Software - 4.0%	Adobe Systems, Inc. (a)	130,876	2,799,437
	Autodesk, Inc. (a)	55,823	938,385
	BMC Software, Inc. (a)	46,289	1,527,537
	CA, Inc.	97,124	1,710,354
	Citrix Systems, Inc. (a)	44,798	1,014,227
	Compuware Corp. (a)	59,671	393,232
	Electronic Arts, Inc. (a)	79,082	1,438,502

Master S&P 500 Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Intuit, Inc. (a)	78,896	$2,130,192
	McAfee, Inc. (a)	37,700	1,262,950
	Microsoft Corp.	1,888,187	34,685,995
	Novell, Inc. (a)	83,631	356,268
	Oracle Corp.	952,019	17,202,983
	Salesforce.com, Inc. (a)	25,900	847,707
	Symantec Corp. (a)	206,018	3,077,909

			69,385,678

Specialty Retail - 2.1%	Abercrombie & Fitch Co. Class A	21,482	511,271
	AutoNation, Inc. (a)(b)	26,713	370,776
	AutoZone, Inc. (a)	9,464	1,539,036
	Bed Bath & Beyond, Inc. (a)	64,066	1,585,633
	Best Buy Co., Inc.	83,257	3,160,436
	GameStop Corp. Class A (a)	40,400	1,132,008
	The Gap, Inc.	114,999	1,493,837
	Home Depot, Inc.	418,673	9,863,936
	Limited Brands, Inc.	66,843	581,534
	Lowe’s Cos., Inc.	361,089	6,589,874
	O’Reilly Automotive, Inc. (a)	34,100	1,193,841
	Office Depot, Inc. (a)	66,547	87,177
	RadioShack Corp.	32,429	277,917
	The Sherwin-Williams Co.	24,248	1,260,169
	Staples, Inc.	175,793	3,183,611
	TJX Cos., Inc.	102,572	2,629,946
	Tiffany & Co.	30,363	654,626

			36,115,628

Textiles, Apparel & Luxury Goods - 0.4%	Coach, Inc. (a)	80,608	1,346,154
	Nike, Inc. Class B	96,655	4,532,153
	Polo Ralph Lauren Corp.	13,918	588,036
	VF Corp.	21,694	1,238,944

			7,705,287

Thrifts & Mortgage Finance - 0.2%	Hudson City Bancorp, Inc.	128,519	1,502,387
	People’s United Financial, Inc.	85,800	1,541,826

			3,044,213

Tobacco - 1.7%	Altria Group, Inc.	510,237	8,173,997
	Lorillard, Inc.	41,400	2,556,036
	Philip Morris International, Inc.	497,337	17,695,250
	Reynolds American, Inc.	40,861	1,464,458

			29,889,741

Trading Companies & Distributors - 0.1%	Fastenal Co. (b)	31,900	1,025,745
	W.W. Grainger, Inc.	15,992	1,122,319

			2,148,064

Wireless Telecommunication Services - 0.3%	American Tower Corp. Class A (a)	97,800	2,976,054
	Sprint Nextel Corp. (a)	703,852	2,512,752

			5,488,806

	Total Common Stocks (Cost - $2,259,658,470) - 97.8%		1,710,943,118

Master S&P 500 Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund, 0.646% (d)(f)	39,428,544	$39,428,544

	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Money Market Series, 1.17% (d)(f)(g)	$82,484	82,483,564

Total Short-Term Securities (Cost - $121,912,108) - 7.0%		121,912,108

Total Investments (Cost - $2,381,570,578*) - 104.8%		1,832,855,226
Liabilities in Excess of Other Assets - (4.8)%		(84,182,331)

Net Assets - 100.0%		$1,748,672,895

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,040,342,798

Gross unrealized appreciation	$16,687,284
Gross unrealized depreciation	(224,174,856)

Net unrealized depreciation	$(207,487,572)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Depositary receipts.

(d)	Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost		Sales Cost		Realized Loss	Income

BlackRock Liquidity Funds, TempFund	39,428,544	*	—		—	$644
BlackRock Liquidity Series, LLC Cash Sweep Series	—		$36,541,122	**	—	$32,345
BlackRock Liquidity Series, LLC Money Market Series	$53,627,919	*	—		—	$95,117
The PNC Financial Services Group, Inc.	$60,109		$700,780		$680,780	$68,929

*	Represents net purchase cost.

**	Represents net sale cost.

(e)	All or a portion of security held as collateral in connection with open financial futures contracts.

(f)	Represents the current yield as of report date.

(g)	Security was purchased with the cash proceeds from securities loans.

•	Financial futures contracts purchased as of March 31, 2009 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Appreciation

221	S&P 500 Index	June 2009	$41,479,901	$2,432,799

•

For Series compliance purposes, the Series industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Master S&P 500 Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)

•

The Series adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Series’ own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to the Series’ most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Series’ investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

	Assets	Assets

Level 1	$1,750,371,437	$2,432,799
Level 2	82,483,789	—
Level 3	—	—

Total	$1,832,855,226	$2,432,799

* Other financial instruments are future contracts, which are value at the unrealized appreciation/depreciation of the instrument.

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock S&P 500 Index Fund of BlackRock Index Funds, Inc. and Master S&P 500 Index Series of Quantitative Master Series LLC

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock S&P 500 Index Fund of BlackRock Index Funds, Inc. and Master S&P 500 Index Series of Quantitative Master Series LLC

Date: June 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock S&P 500 Index Fund of BlackRock Index Funds, Inc. and Master S&P 500 Index Series of Quantitative Master Series LLC

Date: June 1, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock S&P 500 Index Fund of BlackRock Index Funds, Inc. and Master S&P 500 Index Series of Quantitative Master Series LLC

Date: June 1, 2009